Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2025
Nature of Operations and Going Concern [Abstract]
Nature of Operations and Going Concern
1.
NATURE OF OPERATIONS AND GOING CONCERN

Lithium Argentina AG (“Lithium Argentina”, the “Company” or “LAR”), formerly Lithium Americas (Argentina) Corp., is a Swiss- domiciled resource company with lithium projects located in Argentina.

On January 23, 2025, the Company completed a plan of arrangement under the laws of the province of British Columbia (the “Arrangement”) involving the Company’s continuation from the province of British Columbia under the name “Lithium Americas (Argentina) Corp.” into Zug, Canton of Zug, Switzerland, as a Swiss share corporation under the name “Lithium Argentina AG.” As a result, the Company ceased to be governed by the Business Corporations Act (British Columbia). Following the Arrangement, the shareholders of the Company prior to the Arrangement continued to hold all the issued and outstanding common registered shares of the Company (the “Continuation”) (Note 14). On January 27, 2025, the Company began trading under the new symbol “LAR” on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange (“NYSE”).

The Company's registered office is located at Dammstrasse 19, 6300 Zug, Switzerland.

The Company is focused on the operations of the Cauchari-Olaroz project (“Cauchari-Olaroz”). Cauchari-Olaroz is a lithium brine operation located in the Salar de Olaroz and Salar de Cauchari in Jujuy province, north-western Argentina. The Company’s interest in Cauchari-Olaroz is held through a 44.8% ownership interest in Minera Exar S.A. (“Minera Exar”), a company incorporated under the laws of Argentina. Ganfeng Lithium Co. Ltd. (“Ganfeng”) owns 46.7% of Minera Exar with the remaining 8.5% interest held by Jujuy Energia y Mineria Sociedad del Estado (“JEMSE”), a mining investment company owned by the provincial government of Jujuy. Cauchari-Olaroz is in the production stage and achieved commercial production effective October 1, 2024, and is accounted for using the equity method.

The Company also owns 85.1% interest in the Pastos Grandes lithium project (“Pastos Grandes”) acquired through the acquisition of Millennial Lithium Corp. (“Millennial”) on January 25, 2022, and a 65% ownership interest in the Sal de la Puna project (“Sal de la Puna”), held by the Company’s wholly-owned subsidiary Arena Minerals Inc. (“Arena Minerals”) which was acquired on April 20, 2023. Pastos Grandes and Sal de la Puna are lithium brine projects located in Salta province, in north-western Argentina. Pastos Grandes is fully consolidated in the Company’s financial statements, whereas Sal de la Puna is accounted for using the equity method.

These consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to meet its obligations and continue its operations for at least the next twelve months.

As at December 31, 2025, the Company had cash and cash equivalents of $61,134 (2024 - $85,543) and equity-settleable convertible notes with a face value of $258,750 due on January 15, 2027. Subsequent to December 31, 2025, the Company’s 44.8% owned operating project, Cauchari-Olaroz held through its equity stake in Minera Exar, distributed $41,755 to the Company. In addition, subsequent to year-end, the Company entered into a six-year $130,000 debt facility with Ganfeng bearing interest at SOFR plus 2.5% (the “Debt Facility”).

1.
NATURE OF OPERATIONS AND GOING CONCERN (continued)

Subsequent to year-end, realized lithium carbonate prices increased to an average of approximately $17,000 per tonne in January and February 2026. For year 2026, Cauchari-Olaroz is expected to produce between 35,000 and 40,000 tonnes of lithium carbonate on a 100% basis and generate significant operational cash flow. In accordance with shareholder agreement that regulates governance of Cauchari-Olaroz, any excess cash flow (as defined in the shareholder agreement), from Cauchari-Olaroz is distributed among the Company and Ganfeng until a joint decision on any expansion plan is finalized.

The Company expects distributions from Cauchari-Olaroz to be sufficient to service the current portion of its long-term debt. However, its ability to maintain normal operations and meet these obligations ultimately depends on generating and repatriating sufficient cash flows from lithium carbonate production at Cauchari-Olaroz, or alternatively, securing additional financing.

The significance of the assumptions underlying the forecast cash flows from Cauchari-Olaroz, the amount and timing of distribution of the cash flow to the Company and the requirement to satisfy the current portion of long-term debt, gives rise to material uncertainty which may cast significant doubt (or substantial doubt as contemplated by Public Company Accounting Oversight Board (“PCAOB”) standards) on the Company’s ability to continue as a going concern. Although the Company has been successful in obtaining distribution of cash flow from Cauchari-Olaroz and obtaining financing in the past, there can be no assurance that it will be able to distribute sufficient additional cash flow and obtain adequate financing in the future or that such financing will be available on terms acceptable to the Company.

If the Company is unable to continue as a going concern, material adjustments to the recoverability and amounts of assets and liabilities, the reported expenses, and the balance sheet classifications of assets and liabilities may be required. These consolidated financial statements do not include any adjustments that may result from the outcome of this uncertainty.